Schedule I - Condensed Financial Information Of Registrant (Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	$ 3,768	$ 3,743
Total financial assets measured at fair value	3,768	3,743
Face Value	2,758,800	2,678,800
Fair Value	3,370,588	3,031,140
Debt Issuance Costs, Net	26,000	20,700
Debt Instrument, Unamortized Discount	6,600	6,500
Fixed Rate [Member]
Face Value	2,683,800	2,523,800
Fair Value	3,295,588	2,876,140
Variable Rate [Member]
Face Value	75,000	155,000
Fair Value	75,000	155,000
Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	3,225	2,879
Investments, Fair Value Disclosure	3,225	2,879
Total financial assets measured at fair value	3,225	2,879
Other derivative liabilities	63,215	26,560
Total financial liabilities measured at fair value	63,215	26,560
Face Value	880,000	875,000
Fair Value	992,615	891,382
Debt Issuance Costs, Net	8,600	3,959
Debt Instrument, Unamortized Discount	625	313
Parent Company [Member] | Fixed Rate [Member]
Face Value	880,000	810,000
Fair Value	992,615	826,382
Parent Company [Member] | Variable Rate [Member]
Face Value	0	65,000
Fair Value	0	65,000
Fair Value, Inputs, Level 1 [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	16	25
Total financial assets measured at fair value	16	25
Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	16	25
Investments, Fair Value Disclosure	16	25
Total financial assets measured at fair value	16	25
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Significant Observable Inputs (Level 2) [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	3,209	2,854
Total financial assets measured at fair value	3,209	2,854
Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	3,209	2,854
Investments, Fair Value Disclosure	3,209	2,854
Total financial assets measured at fair value	3,209	2,854
Other derivative liabilities	63,215	26,560
Total financial liabilities measured at fair value	63,215	26,560
Unobservable Inputs (Level 3) [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	543	864
Total financial assets measured at fair value	543	864
Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Condensed Financial Information Disclosure [Abstract]
Total financial assets measured at fair value	0	0
Investments, Fair Value Disclosure	0	0
Total financial assets measured at fair value	0	0
Other derivative liabilities	0	0
Total financial liabilities measured at fair value	0	0
Money Market Funds [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	16	25
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	16	25
Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	0	0
Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	0	0
Mutual Fund [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	3,209	2,854
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	0	0
Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	3,209	2,854
Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member] | Parent Company [Member]
Investments, Fair Value Disclosure	$ 0	$ 0